Sales of Receivables - Additional Information (Detail) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) Customer Bank	Sep. 30, 2014 USD ($)
Receivables [Abstract]
Number of customers | Customer			7
Number of banks | Bank			8
Amount of receivables sold through factoring arrangements	$ 54.5	$ 63.7	$ 171.5	$ 186.3
Discount on receivables sold through factoring arrangements	$ 1.0	$ 1.0	$ 3.0	$ 2.8